Income tax benefits - Additional information (Details) - CNY (¥)	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Income Taxes Disclosure
Statutory tax rate (as a percent)				25.00%
Profits tax	¥ (112,095,000)	¥ (137,131,000)	¥ (74,924,000)
Estimated assessable profit	¥ (1,442,608,000)	(1,551,254,000)	(1,762,436,000)
PRC
Income Taxes Disclosure
Statutory tax rate (as a percent)	25.00%
Preferential tax rate	15.00%
Deferred income tax liability	¥ 0	0	0	¥ 0
PRC | Minimum
Income Taxes Disclosure
Withholding tax rate	5.00%
PRC | Maximum
Income Taxes Disclosure
Withholding tax rate	10.00%
Hongkong
Income Taxes Disclosure
Statutory tax rate (as a percent)				16.50%
Profits tax				¥ 0
Estimated assessable profit	¥ 0	0	0
Singapore
Income Taxes Disclosure
Statutory tax rate (as a percent)	17.00%
Profits tax	¥ 0	0	0
Estimated assessable profit	¥ 0	¥ 0	¥ 0
Indonesia
Income Taxes Disclosure
Statutory tax rate (as a percent)	22.00%	25.00%
Percentage tax rate on gross revenue			0.50%